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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                  Fairfield, Ohio   March 23, 2007
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:           29

Form 13F Information Table Value Total:      149,033
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
           COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE  SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS         CUSIP  [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75% EQUITY
   UNITS                 CONVERTIBLE PFD 020039822    6,605    132,900    SH               SHARED     01        --      --    --
CNF TRUST I $2.50 SERIES
   A DUE 6/1/12          CONVERTIBLE PFD 12612V205    5,811    113,500    SH               SHARED     01        --      --    --
CHUBB CORP 7.00% EQUITY
   UNITS                 CONVERTIBLE PFD 171232309    4,284    150,000    SH               SHARED     01        --      --    --
CITIZENS UTILITIES TRUST
   5% CV PFD             CONVERTIBLE PFD 177351202    5,880    115,300    SH               SHARED     01        --      --    --
DEVON ENERGY CORP CV DEB CONVERTIBLE DEB 25179MAA1    5,081  4,975,000    PRN              SHARED     01        --      --    --
DEVON ENERGY CORP CV DEB CONVERTIBLE DEB 25179MAB9    4,085  4,000,000    PRN              SHARED     01        --      --    --
DUANE READE CV DEB       CONVERTIBLE DEB 263578AC0    6,214 10,950,000    PRN              SHARED     01        --      --    --
EL PASO ENERGY 4.75% CAP
   TR PFD                CONVERTIBLE PFD 283678209    3,375    100,000    SH               SHARED     01        --      --    --
FORD MOTOR 6.50% CAP TR
   II CV PFD             CONVERTIBLE PFD 345395206    2,518     45,000    SH               SHARED     01        --      --    --
GENERAL MOTORS CORP CV
   W/PAR                 CONVERTIBLE DEB 370442733    2,687    100,000    PRN              SHARED     01        --      --    --
HANOVER COMPRESSOR CO CV
   DEB                   CONVERTIBLE DEB 410768AC9    3,700  4,000,000    PRN              SHARED     01        --      --    --
INNKEEPERS USA $2.15625
   CV PFD                CONVERTIBLE PFD 4576J0302    2,510    100,000    SH               SHARED     01        --      --    --
KAMAN CORP CV DEB        CONVERTIBLE DEB 483548AC7    2,317  2,351,899    PRN              SHARED     01        --      --    --
KERR MCGEE CORPORATION   CONVERTIBLE DEB 492386AP2    5,201  4,936,000    PRN              SHARED     01        --      --    --
LOEWS CORP CV DEB        CONVERTIBLE DEB 540424AL2    9,252  9,575,000    PRN              SHARED     01        --      --    --
MALAN REALTY INVESTOR CV
   DEB                   CONVERTIBLE DEB 561063AA6      456    457,000    PRN              SHARED     01        --      --    --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS      CONVERTIBLE PFD 632525309   11,651    305,000    SH               SHARED     01        --      --    --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD  CONVERTIBLE PFD 64944P307    7,227     95,000    SH               SHARED     01        --      --    --
NORAM ENERGY CORP CV DEB CONVERTIBLE DEB 655419AC3   13,445 13,650,000    PRN              SHARED     01        --      --    --
RECKSON ASSOCIATES
   $1.90625 CV PFD       CONVERTIBLE PFD 75621K205    5,050    200,000    SH               SHARED     01        --      --    --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS   CONVERTIBLE PFD 759351307    6,455    109,400    SH               SHARED     01        --      --    --
RICHARDSON ELECTRONICS
   CV DEB                CONVERTIBLE DEB 763165AC1      495    500,000    PRN              SHARED     01        --      --    --
ROBBINS & MYERS CV SUB
   NOTES                 CONVERTIBLE DEB 770196AB9    4,228  4,056,000    PRN              SHARED     01        --      --    --
ROUSE COMPANY $3.00 CV
   PFD SERIES B          CONVERTIBLE PFD 779273309    6,130    100,000    SH               SHARED     01        --      --    --
ST. PAUL COMPANIES INC
   9.00%                 CONVERTIBLE PFD 792860306    3,698     50,000    SH               SHARED     01        --      --    --
STATE STREET CORP 6.75%
   SPACES                CONVERTIBLE PFD 857477202    4,624     19,000    SH               SHARED     01        --      --    --
THERMO ELECTRON CORP CV


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
   DEBS                  CONVERTIBLE DEB 883556AJ1      695    700,000    PRN              SHARED     01        --      --    --
TRAVELERS PROPERTY
   CASUALTY C            CONVERTIBLE DEB 89420G307    7,058    288,100    PRN              SHARED     01        --      --    --
WESTERN GAS RES $2.625
   CV PFD                CONVERTIBLE PFD 958259301    8,301    138,461    SH               SHARED     01        --      --    --
                                                    149,033


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